DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations
SCHEDULE OF DISCONTINUED OPERATIONS

The below are the data of operating results attributed to the discontinued operations:

	Yeat ended December 31,
	2025	2024	2023

Revenues	$824	$1,790	$2,163
Cost of revenues	767	1,692	1,423
Gross profit	57	98	740

Expenses:
Research and development costs	9	164	648
General and administration expenses	1,455	1,714	866
Operating loss	(1,407)	(1,780)	(774)

Other expense	-	-
Financial (income) expense	9	61	46
Loss before taxes on income	(1,416)	(1,841)	(820)
Income tax expense	-	-	-
Loss on disposal of discontinued operations*	(1,009)	-	-
Net loss for the year from discontinued operations	$(2,425)	$(1,841)	$(820)

(*)	The loss on disposal of discontinued operations was determined as follows:

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 32 – DISCONTINUED OPERATIONS (CONTINUED)

	Year ended December 31,
	2025	2024

Consideration received on disposal of discontinued operations	$148	$-
Cash disposed of	(549)	-
Net cash outflow on disposal of discontinued operations	(401)	-

Net assets disposed (other than cash):
Property, equipment and right of use assets, net	(416)	-
Trade and other receivables	(668)	-
Trade and other payables	223	-
Loans	94	-
Severance payments, net	159	-
	$(1,009)	$-

	Year ended
	December 31,
	2025	2024

Net cash flows provided by (used by) discontinued operations

From operating activities	$514	$338
From investing activities	(47)	(94)
From financing activities	(134)	(255)
	$333	$11